Related Party Transactions and Balances - Schedule of Amounts Due to Related Party (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Amounts due to related parties
Amounts due to a related party	$ 6,187	$ 6,187
Zhen Fan [Member]
Amounts due to related parties
Amounts due to a related party	$ 6,187	$ 6,187